9. Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classification [Abstract]
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		R$ 60,808		R$ 619,180
Financial Assets Measured At Amortized Cost		393,707,229	326,699,480	301,072,207
Of which:
Loans and receivables at amortized cost		417,761,218	347,256,660	321,314,010
Impairment losses		(24,053,989)	(20,557,180)	(20,241,803)
Loans and advances to customers, net		393,768,037	326,699,480	301,691,387
Loans and advances to customers, gross		417,822,026	347,256,660	321,933,190
Type:
Loans operations	[1]	390,941,415	329,910,319	308,364,517
Lease Portfolio		2,096,240	2,111,842	1,836,504
Repurchase agreements		4,530,041	10,500	509,147
Other receivables	[2]	20,254,330	15,223,999	11,223,022
Total		R$ 417,822,026	R$ 347,256,660	R$ 321,933,190

[1]	Includes loans and other loans with credit characteristics.
[2]	Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.